Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of September 30, 2022, and December 31, 2021. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount (in thousands of Mexican pesos)						Fair value hierarchy
As of September 30, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	10,499,136	—	—	—	—	10,499,136	—	10,499,136	—	10,499,136
Equity instruments(i)	—	—	533,658	—	—	533,658	—	533,658	—	533,658
Total	10,499,136	—	533,658	—	—	11,032,794
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	62,271,071	—	62,271,071	—	—	—	—
Customers	—	—	—	130,514,339	—	130,514,339	—	—	—	—
Officials and employees	—	—	—	4,343,719	—	4,343,719	—	—	—	—
Sundry debtors	—	—	—	30,129,263	—	30,129,263	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,107,628	—	2,107,628	—	—	—	—
Notes receivable	—	—	—	1,414,291	—	1,414,291	—	—	—	—
Mexican Government Bonds	—	—	—	111,722,004	—	111,722,004	106,303,973	—	—	106,303,973
Other assets	—	—	—	7,210,679	—	7,210,679	—	—	—	—
Total	—	—	—	349,712,994	—	349,712,994
Financial liabilities measured at fair value
Derivative financial instruments	(39,711,214)	—	—	—	—	(39,711,214)	—	(39,711,214)	—	(39,711,214)
Total	(39,711,214)	—	—	—	—	(39,711,214)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(262,654,610)	(262,654,610)	—	—	—	—
Accounts, accrued expenses payable and advance payments from customers (ii)	—	—	—	—	(70,462,522)	(70,462,522)	—	—	—	—
Leases	—	—	—	—	(55,011,280)	(55,011,280)	—	—	—	—
Debt	—	—	—	—	(2,132,813,387)	(2,132,813,387)	—	(1,708,838,766)	—	(1,708,838,766)
Total	—	—	—	—	(2,520,941,799)	(2,520,941,799)
(i)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
(ii)As of September 30, 2022, includes received advance payments for the future sale of turbosine of Ps. 17,590,055 and U.S. $306,570.

	Carrying amount (in thousands of Mexican pesos)							Fair value hierarchy
As of December 31, 2021	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,473,967	—	—	—	—	12,473,967	—	12,473,967	—	12,473,967
Equity instruments(i)	—	—	448,949	—	—	448,949	—	448,949	—	448,949
Total	12,473,967	—	448,949	—	—	12,922,916
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	76,506,447	—	76,506,447	—	—	—	—
Customers	—	—	—	101,259,081	—	101,259,081	—	—	—	—
Officials and employees	—	—	—	3,752,692	—	3,752,692	—	—	—	—
Sundry debtors	—	—	—	37,034,460	—	37,034,460	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,254,952	—	2,254,952	—	—	—	—
Notes receivable	—	—	—	1,646,290	—	1,646,290	—	—	—	—
Mexican Government Bonds	—	—	—	110,855,356	—	110,855,356	109,124,514	—	—	109,124,514
Other assets	—	—	—	4,537,481	—	4,537,481	—	—	—	—
Total	—	—	—	337,846,759	—	337,846,759
Financial liabilities measured at fair value
Derivative financial instruments	(13,636,086)	—	—	—	—	(13,636,086)	—	(13,636,086)	—	(13,636,086)
Total	(13,636,086)	—	—	—	—	(13,636,086)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(264,056,358)	(264,056,358)	—	—	—	—
Accounts, accrued expenses payable and advance payments from customers	—	—	—	—	(32,015,808)	(32,015,808)	—	—	—	—
Leases	—	—	—	—	(59,351,648)	(59,351,648)	—	—	—	—
Debt	—	—	—	—	(2,249,695,894)	(2,249,695,894)	—	(2,211,701,630)	—	(2,211,701,630)
Total	—	—	—	—	(2,605,119,708)	(2,605,119,708)
(i) Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI	This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of September 30, 2022 (in thousands of each currency)
Debt	LIBOR 1M USD	681,933
	LIBOR 3M USD	385,380
	LIBOR 6M USD	710,673
	EURIBOR 3M EUR	650,000
DFI	LIBOR 1M USD	2,500,000
	LIBOR 3M USD	156,250
	LIBOR 6M USD	243,750
*Note: Notional amounts with maturity after September 30, 2022, for Euros and after June 30, 2023, for U.S. dollars.
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of September 30, 2022 (in thousands of each currency)
Debt	TIIE 28D MXN	24,909,830
	TIIE 91D MXN	21,171,037
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after September 30, 2022.